EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2020	2019
Change in benefit obligation
Benefit obligation at beginning of year	$75,044	$68,286
Service cost	7,932	6,591
Interest cost	2,455	2,778
Actuarial (gain) loss	9,171	6,848
Benefits paid, excluding settlement	(7,108)	(9,459)
Benefit obligation at end of year	87,494	75,044

Change in plan assets
Fair value of plan assets at beginning of year	141,816	130,078
Actual return on plan assets	20,996	21,197
Benefits paid, excluding settlement	(7,108)	(9,459)
Fair value of plan assets at end of year	155,704	141,816

Amounts recognized in the Consolidated Balance Sheets
Assets	68,210	66,772
Liabilities	0	0
Net amount recognized	$68,210	$66,772

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$32,943	$37,278
Net prior service cost	(682)	(1,095)
Deferred tax assets	(7,349)	(8,242)
Net amount recognized	$24,912	$27,941

Change in accumulated other comprehensive income (loss)	$(3,029)	$(4,649)

Accumulated benefit obligation	$86,327	$74,424

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2020	2019	2018
Service cost	$7,932	$6,591	$6,501
Interest cost	2,455	2,778	2,394
Expected return on assets	(9,824)	(9,718)	(9,811)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	2,334	1,803	2,188
Net periodic benefit (income) cost	2,484	1,041	859

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(2,001)	(4,630)	12,319
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(2,334)	(1,803)	(2,188)
Total recognized in accumulated other comprehensive income (loss)	(3,922)	(6,020)	10,544
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(1,438)	$(4,979)	$11,403

Defined Benefit Plan, Assumptions [Table Text Block]
The pension plan assumptions are shown in the table that follows:

	December 31,
	2020	2019	2018
Benefit obligations
Discount rate	2.55%	3.33%	4.31%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	2.14%	2.82%	3.61%

Net periodic benefit cost
Discount rate	3.33%	4.31%	3.43%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	2.82%	3.61%	2.63%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2020 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$129	$129	$0	$0
U. S. Government agencies	4,193	0	4,193	0
Fixed income mutual funds	65,443	65,443	0	0
Equity mutual funds	85,939	85,939	0	0
Total	$155,704	$151,511	$4,193	$0
The fair value of the plan assets as of December 31, 2019 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$195	$195	$0	$0
U. S. Government agencies	5,357	0	5,357	0
Fixed income mutual funds	75,720	75,720	0	0
Equity mutual funds	60,544	60,544	0	0
Total	$141,816	$136,459	$5,357	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2021	$5,780
2022	5,432
2023	5,474
2024	6,605
2025	6,565
Thereafter	38,095